Stock-based Compensation Plans - Stock Options Narrative (Details) - Options	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	10 years
Expiration period after death or retirement	3 years
Award vesting period	4 years